SEGMENT INFORMATION AND REVENUE ANALYSIS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
SEGMENT INFORMATION AND REVENUE ANALYSIS [Abstract]
Number of operating segments | Segment	1
VAT refunds | $	$ 4,129	$ 5,433	$ 6,603